ORGANIZATION - Narrative (Details) shares in Millions					12 Months Ended
	Nov. 01, 2022 USD ($) shares	Oct. 03, 2022 USD ($)	Jul. 01, 2022 USD ($) shares	Jun. 01, 2021 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Organization Basis Of Presentation [Line Items]
Assets					$ 252,702,000,000	$ 295,688,000,000
Number of reportable segments | segment					6
AB units fair value						$ 293,000,000	$ 494,000,000
Massachusetts Domiciled Insurance Company
Organization Basis Of Presentation [Line Items]
Guaranteed credit rate (as a percent)		3.00%
Guaranteed credit amount of general account assets		$ 4,000,000,000
Reinsurance, guaranteed credit amount of separate account assets		5,000,000,000
Number of Employees, Total | Reinsurance Transaction
Organization Basis Of Presentation [Line Items]
Deferred variable annuity		$ 360,000
Number of Employees, Total | Reinsurance Transaction | Massachusetts Domiciled Insurance Company
Organization Basis Of Presentation [Line Items]
Concentration risk, percentage		50.00%
Corporate Solutions Life Reinsurance Company (CS Life)
Organization Basis Of Presentation [Line Items]
Ownership percentage acquired				100.00%
Alliance Bernstein (AB)
Organization Basis Of Presentation [Line Items]
Economic interest					61.00%	65.00%
AB units issued (in shares) | shares	12.1		3.2
AB units fair value	$ 456,000,000		$ 133,000,000
Contingent payment arrangements					$ 229,000,000
Performance obligation period					6 years
Alliance Bernstein (AB) | Corporate Solutions Life Reinsurance Company (CS Life)
Organization Basis Of Presentation [Line Items]
Assets		$ 2,800,000,000		$ 9,500,000,000
Direct insurance liabilities ceded		$ 4,100,000,000		9,600,000,000
Fair value				5,300,000,000
Separate account, liability, ceded				16,900,000,000
Alliance Bernstein (AB) | Corporate Solutions Life Reinsurance Company (CS Life) | GMxB derivative features’ liability
Organization Basis Of Presentation [Line Items]
Fair value				1,200,000,000
Separate account, liability, ceded				5,300,000,000
Alliance Bernstein (AB) | CarVal
Organization Basis Of Presentation [Line Items]
Ownership percentage acquired					100.00%
Venerable Insurance and Annuity Company (VAIC) | Equitable Financial Life Insurance Company (EFLIC)
Organization Basis Of Presentation [Line Items]
Surplus notes				60,000,000
Venerable Insurance and Annuity Company (VAIC) | Corporate Solutions Life Reinsurance Company (CS Life)
Organization Basis Of Presentation [Line Items]
Business combination, consideration transferred				$ 215,000,000
Equitable Investment Management Group, LLC (EIMG) | VA Capital Company LLC
Organization Basis Of Presentation [Line Items]
Ownership percentage acquired				9.09%